UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended December 31, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:    Errol M Rudman

Address: 712 Fifth Avenue
         20th Floor
         New York, NY 10019



13F File Number: 028-02596

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:  Errol M Rudman
Title: Investment Manager
Phone: (212) 521-5160


Signature, Place and Date of Signing:

/s/ Errol M. Rudman             New York, New York          February 16, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      52

Form 13F Information Table Value Total:   $158,467
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                    FORM 13F INFORMATION TABLE



COLUMN 1                       COLUMN 2         COLUMN 3    COLUMN 4        COLUMN 5       COLUMN 6   COLUMN 7       COLUMN 8

                                TITLE                       VALUE     SHRS OR  SH/ PUT/  INVESTMENT  OTHER        VOTING AUTHORITY
NAME OF ISSUER                OF CLASS            CUSIP     (X1000)   PRN AMT  PRN CALL  DISCRETION  MANAGERS   SOLE    SHARED  NONE
BARRICK GOLD CORP             COM               067901108     3010     76435   SH          SOLE                   76435
AMR CORP                      COM               001765106      618     80000   SH          SOLE                   80000
AMPHENOL CORP NEW             CL A              032095101     8984    194542   SH          SOLE                  194542
ATLAS ENERGY INC              COM               049298102     4120    136694   SH          SOLE                  136694
ANGLOGOLD ASHANTI LTD         SPONSORED ADR     035128206     2828     70375   SH          SOLE                   70375
BANK OF AMERICA CORPORATION   COM               060505104     2491    165400   SH          SOLE                  165400
BANK OF AMERICA CORPORATION   UNIT 99/99/9999   060505419     2984    200000   SH          SOLE                  200000
BELDEN INC                    COM               077454106     2022     92250   SH          SOLE                   92250
BIOMIMETIC THERAPEUTICS INC   COM               09064X101     5431    455266   SH          SOLE                  455266
BROCADE COMMUNICATIONS SYS I  COM NEW           111621306     2205    289050   SH          SOLE                  289050
BRUKER CORP                   COM               116794108     6063    502775   SH          SOLE                  502775
BUCYRUS INTL INC NEW          COM               118759109     2224     39450   SH          SOLE                   39450
CITIGROUP INC                 COM               172967101     2565    775000   SH          SOLE                  775000
CONTINENTAL AIRLS INC         CL B              210795308     2950    164600   SH          SOLE                  164600
CLOUD PEAK ENERGY INC         COM               18911Q102     1136     78000   SH          SOLE                   78000
COWEN GROUP INC NEW           CL A              223622101     2370    400400   SH          SOLE                  400400
CVS CAREMARK CORPORATION      COM               126650100     3168     98342   SH          SOLE                   98342
DELTA AIR LINES INC DEL       COM NEW           247361702     2970    261000   SH          SOLE                  261000
DEERE & CO                    COM               244199105     1320     24400   SH          SOLE                   24400
DOLE FOOD CO INC NEW          COM               256603101     2749    221500   SH          SOLE                  221500
EMERSON ELEC CO               COM               291011104     2215     52000   SH          SOLE                   52000
EXPRESS SCRIPTS INC           COM               302182100     4874     56400   SH          SOLE                   56400
E TRADE FINANCIAL CORP        COM               269246104     1234    701000   SH          SOLE                  701000
GOLDCORP INC NEW              COM               380956409     2799     71150   SH          SOLE                   71150
GREAT LAKES DREDGE & DOCK CO  COM               390607109     1445    223000   SH          SOLE                  223000
HORSEHEAD HLDG CORP           COM               440694305     2621    205580   SH          SOLE                  205580
INSITUFORM TECHNOLOGIES INC   CL A              457667103     2684    118147   SH          SOLE                  118147
IRIDIUM COMMUNICATIONS INC    COM               46269C102      571     71100   SH          SOLE                   71100
IRIDIUM COMMUNICATIONS INC    *W EXP 02/14/201  46269C110      196     70000   SH          SOLE                   70000
JEFFERIES GROUP INC NEW       COM               472319102     1135     47850   SH          SOLE                   47850
JPMORGAN CHASE & CO           COM               46625H100     1621     38900   SH          SOLE                   38900
LAZARD LTD                    SHS A             G54050102     4683    123323   SH          SOLE                  123323
LEAR CORP                     COM NEW           521865204     1822     26930   SH          SOLE                   26930
LIMELIGHT NETWORKS INC        COM               53261M104      250     63850   SH          SOLE                   63850
MGP INGREDIENTS INC           COM               55302G103      458     59890   SH          SOLE                   59890
MEDCO HEALTH SOLUTIONS INC    COM               58405U102     4608     72100   SH          SOLE                   72100
MOHAWK INDS INC               COM               608190104     2949     61950   SH          SOLE                   61950
MOLEX INC                     COM               608554101     1834     85100   SH          SOLE                   85100
MGIC INVT CORP WIS            COM               552848103     1144    197900   SH          SOLE                  197900
MUELLER WTR PRODS INC         COM SER A         624758108      761    146291   SH          SOLE                  146291
OPENTABLE INC                 COM               68372A104     1713     67285   SH          SOLE                   67285
RITCHIE BROS AUCTIONEERS      COM               767744105     8016    357400   SH          SOLE                  357400
RUSH ENTERPRISES INC          CL A              781846209     2374    199656   SH          SOLE                  199656
SOTHEBYS                      COM               835898107     2883    128250   SH          SOLE                  128250
STIFEL FINL CORP              COM               860630102     3261     55050   SH          SOLE                   55050
SIRONA DENTAL SYSTEMS INC     COM               82966C103     6386    201200   SH          SOLE                  201200
SLM CORP                      COM               78442P106     3214    285200   SH          SOLE                  285200
TRANSDIGM GROUP INC           COM               893641100    11756    247550   SH          SOLE                  247550
TW TELECOM INC                COM               87311L104    10539    614492   SH          SOLE                  614492
UAL CORP                      COM NEW           902549807     2450    189800   SH          SOLE                  189800
WEATHERFORD INTERNATIONAL LT  REG               H27013103     2307    128800   SH          SOLE                  128800
UNITED STATES STL CORP NEW    COM               912909108     1455     26400   SH          SOLE                   26400







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